Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Current assets
Cash	$ 5,278,706	$ 5,934,534
Restricted cash	450,167	0
Inventory	67,218	289,600
Other current assets	320,293	83,425
Total current assets	6,116,384	6,307,559
Non-current assets
Fixed assets, net	4,524,912	337,932
Intangible assets, net	58,906	9,161
Deposit	563,000	750,000
Total non-current assets	5,146,818	1,097,093
Total Assets	11,263,202	7,404,652
Current liabilities:
Accounts payable and accrued expenses	1,408,399	460,311
Accounts payable and accrued expenses - related party	0	397,055
Convertible notes payable	60,000	60,000
Deferred lease liability, current portion	98,671	0
Lease payable, current portion	93,852	0
Interest payable	13,079	11,079
Warrant derivative liability	31,777	35,595
Total current liabilities	1,705,778	964,040
Non-current liabilities:
Deferred lease liability, less current portion	480,490	33,881
Lease payable, less current portion	23,127	0
Total non-current liabilities	503,617	33,881
Total Liabilities	$ 2,209,395	$ 997,921
Commitments and Contingencies (Note 12)
Stockholders' equity:
Preferred stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding	$ 0	$ 0
Common stock, $0.001 par value, 200,000,000 shares authorized; 24,338,219 and 18,091,792 shares issued and outstanding, June 30, 2015 and 2014, respectively	24,341	18,092
Additional paid-in capital	38,138,754	24,135,563
Accumulated deficit	(29,109,288)	(17,746,924)
Total stockholders' equity	9,053,807	6,406,731
Total Liabilities and Stockholders' Equity	$ 11,263,202	$ 7,404,652